ACQUISITIONS	12 Months Ended
Feb. 29, 2020
Business Combinations [Abstract]
ACQUISITIONS
NOTE 2—ACQUISITIONS
Fiscal 2017
Plated
On September 20, 2017, the Company acquired DineInFresh, Inc. (“Plated”), a provider of meal kit services, for purchase consideration of $219.5 million, consisting of cash consideration of $117.3 million, deferred cash consideration with a fair value of $42.1 million, and contingent consideration with a fair value of $60.1 million on the acquisition date. The Plated acquisition was accounted for under the acquisition method of accounting. The purchase price was allocated to the fair values of the identifiable assets and liabilities, with any excess of purchase price over the fair value recognized as goodwill. Net assets acquired primarily consisted of intangible assets and goodwill valued at $67.1 million and $146.2 million, respectively. Intangible assets acquired consisted of trademarks and tradenames, customer lists and software. The goodwill was primarily attributable to synergies the Company expected to achieve related to the acquisition and was allocated to the Company’s operating segments which are its reporting units. In connection with the acquisition, the Company also expensed $6.3 million related to unvested equity awards of Plated. The goodwill is not deductible for tax purposes. Pro forma results are not presented as the acquisition was not considered material to the Company. Third-party acquisition-related costs were immaterial for fiscal 2017 and were expensed as incurred as a component of Selling and administrative expenses. As of February 29, 2020, there was $25.0 million remaining to be paid in deferred consideration and no amount is expected to be paid in contingent consideration.
MedCart
On May 31, 2017, the Company acquired MedCart Specialty Pharmacy for $34.5 million, including the cost of acquired inventory. The acquisition was accounted for under the acquisition method of accounting and resulted in $11.6 million of goodwill that is deductible for tax purposes. Pro forma results are not presented, as the acquisition was not considered material to the Company.